Marketable Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Marketable Securities [Abstract]
Financial assets available for sale	$ 414	$ 251
Changes in fair value during the period	(116)	163
Total marketable securities	$ 298	$ 414